SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Vnue Inc. formerly TGRI [Member]
State of Incorporation	Nevada	Nevada
Attributable interest	100.00%	100.00%
Entity Incorporation, Date of Incorporation	Apr. 04, 2006	Apr. 04, 2006
Vnue Inc. (Vnue Washington) [Member]
State of Incorporation	Washington	Washington
Attributable interest	100.00%	100.00%
Entity Incorporation, Date of Incorporation	Oct. 16, 2014	Oct. 16, 2014
Vnue LLC [Member]
State of Incorporation	Washington	Washington
Attributable interest	100.00%	100.00%
Entity Incorporation, Date of Incorporation	Aug. 01, 2013	Aug. 01, 2013
Vnue Technology Inc [Member]
State of Incorporation		Washington
Attributable interest		90.00%
Entity Incorporation, Date of Incorporation		Oct. 16, 2014
Vnue Media Inc [Member]
State of Incorporation		Washington
Attributable interest		89.00%
Entity Incorporation, Date of Incorporation		Oct. 16, 2014